BASIS OF PRESENTATION (Tables)	12 Months Ended
Mar. 31, 2023
BASIS OF PRESENTATION
Schedule of Summarizes of change in the fair value of the derivative liabilities
	Level 1	Level 2	Level 3
Fair value of derivative liability as of March 31, 2021	$-	$-	$302,156
Change in fair value at initial issuance	-	-	166,667
Change in fair value of the derivative	-	-	(468,823)
Balance at March 31, 2022	$-	$-	$-
Change in fair value at initial issuance and conversion	-	-	178,739
Change in fair value at conversion			(570,099)
Change in fair value of the derivative	-	-	1,054,786
Balance at March 31, 2023	$-	$-	$663,426